Goodwill and Intangible Assets - Summary of Goodwill (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Goodwill purchase accounting period adjustments	$ 9.8
Net Decrease To Accounts Receivables
Goodwill purchase accounting period adjustments	11.4
Net Decreases To Other Assets
Goodwill purchase accounting period adjustments	12.4
Net Increase To Investment In Films And Television Programs
Goodwill purchase accounting period adjustments	4.0
Net Decreases To Content Related Payables
Goodwill purchase accounting period adjustments	1.9
Net Decreases To Accrued Liabilities
Goodwill purchase accounting period adjustments	3.8
Net Decreases To Participations And Residuals
Goodwill purchase accounting period adjustments	1.9
Net Decreases To Deferred Revenue
Goodwill purchase accounting period adjustments	$ 2.4